Borrowings	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Borrowings

Note 7. Borrowings

In accordance with the 1940 Act, with certain limited exceptions, the Company is currently allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing. On May 17, 2023, the Company’s sole shareholder approved the application of the reduced asset coverage requirements of Section 61(a)(2) of the 1940 Act and declined the Company’s offer to repurchase all of its outstanding common shares. As a result of such approval, effective as of May 18, 2023, the Company’s asset coverage requirement was reduced from 200% to 150%, or a ratio of total consolidated assets to outstanding indebtedness of 2:1 as compared to a maximum of 1:1 under the 200% asset coverage requirement under the 1940 Act. As of September 30, 2024, the Company’s asset coverage for borrowed amounts was 208.3%.

2023 Debt Securitization: On September 21, 2023, the Company completed a $693,620 term debt securitization (the “2023 Debt Securitization”). Term debt securitizations are also known as collateralized loan obligations and are a form of secured financing incurred by the Company, which is consolidated by the Company and subject to the overall asset coverage requirement. The notes offered in the 2023 Debt Securitization (the “2023 Notes”) were issued by the 2023 Issuer and are backed by a diversified portfolio of senior secured and second lien loans. The 2023 Notes offered in the 2023 Debt Securitization consist of $395,500 of AAA Class A-1 Notes (the “Class A-1 Notes”), which bear interest at three-month term SOFR plus 2.40%; $38,500 of AAA Class A-2 Notes (the “Class A-2 Notes”), which bear interest at three-month term SOFR plus 2.30%; and $259,620 of subordinated notes, which do not bear interest (the “Subordinated 2023 Notes”). The Company indirectly retained all of the Subordinated 2023 Notes which were eliminated in consolidation. On September 9, 2024, the Company sold the previously retained Class A - 2 Notes to a third party, which resulted in a realized gain on the sale of debt of $1,274. The Class A - 1 Notes and Class A - 2 Notes are included in the September 30, 2024 Consolidated Statements of Financial Condition as debt of the Company. The Class A-1 Notes are included in the September 30, 2023 Consolidated Statements of Financial Condition as debt of the Company.

Through October 26, 2027, all principal collections received on the underlying collateral may be used by the 2023 Issuer to purchase new collateral under the direction of the Investment Adviser, in its capacity as collateral manager of the 2023 Issuer, in accordance with the Company’s investment strategy and subject to customary conditions set forth in the documents governing the 2023 Debt Securitization, allowing the Company to maintain the initial leverage in the 2023 Debt Securitization. The Class A-1 and Class A-2 Notes are due on October 26, 2035. The Subordinated 2023 Notes are due in 2123.

As of September 30, 2024 and 2023, there were 70 and 64 portfolio companies, respectively, with total fair value of $688,016 and $663,233, respectively, securing the 2023 Notes. The pool of loans in the 2023 Debt Securitization must meet certain requirements, including asset mix and concentration, collateral coverage, term, agency rating, minimum coupon, minimum spread and sector diversity requirements. The interest charged under the 2023 Debt Securitization is based on three-month term SOFR. The three-month term SOFR in effect as of September 30, 2024 based on the last interest rate reset was 5.3%.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the 2023 Debt Securitization were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$31,227	$849
Accretion of discounts on notes issued	5	—
Amortization of debt issuance costs	450	11
Total interest and other debt financing expenses	$31,682	$860
Cash paid for interest expense	$25,881	$—
Average stated interest rate(1)	7.9%	7.8%
Average outstanding balance	$397,393	$42,989

(1) The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

As of September 30, 2024, the classes, amounts, ratings and interest rates (expressed as a spread to three-month term SOFR, as applicable) of the Class A-1 and A-2 Notes are as follows:

Description	Class A‑1 Notes	Class A‑2 Notes
Type	Senior Secured Floating Rate	Senior Secured Floating Rate
Amount Outstanding	$395,500	$38,500
S&P Rating	“AAA”	“AAA”
Fitch Rating	“AAA”	“NR”
Interest Rate	SOFR + 2.40%	SOFR + 2.30%

The Investment Adviser serves as collateral manager to the 2023 Issuer and receives a fee for providing these services. The total fees payable by the Company under the Investment Advisory Agreement are reduced by an amount equal to the total aggregate fees paid to the Investment Adviser by the 2023 Issuer for rendering such collateral management services.

SMBC Credit Facility: On September 6, 2023, the Company entered into a senior secured revolving credit facility (the “SMBC Credit Facility”) with the Company, as borrower, Sumitomo Mitsui Banking Corporation, as administrative agent and as collateral agent, and the lenders and issuing banks from time to time party thereto which, as of September 30, 2024, allowed the Company to borrow up to $1,115,000 in U.S. dollars and certain agreed upon foreign currencies, subject to leverage and borrowing base restrictions. Under the SMBC Credit Facility, the lenders have agreed to provide the Company with an option for the Company to request, at one or more times, that existing and/or new lenders, at their election, provide additional commitments up to $1,500,000. On December 15, 2023, February 1, 2024, March 28, 2024, May 6, 2024 and July 24, 2024, the Company entered into agreements with new lenders to increase the aggregate commitments under the SMBC Credit Facility from $490,000 to $1,115,000 through the accordion feature under the SMBC Credit Facility, which includes a $37,500 term loan commitment.

The SMBC Credit Facility provides for the issuance of letters of credit in an initial aggregate face amount of up to $50,000, subject to increase or reduction from time to time pursuant to the terms of the SMBC Credit Facility.

The SMBC Credit Facility is secured by a first priority security interest in substantially all of the assets of the Company and certain of the Company’s subsidiaries thereunder.

Borrowings under the SMBC Credit Facility bear interest at the applicable base rate plus a margin of either 2.00% or 2.125%, subject to compliance with a borrowing base test. The applicable base rate under the SMBC Credit Facility is (i) SOFR with respect to any advances denominated in U.S. dollars, (ii) SONIA with respect to any advances denominated in U.K. pound sterling, (iii) EURIBOR with respect to any advances denominated in euros, and (iv) the relevant rate as defined in the SMBC Credit Facility for borrowings in other currencies. Borrowings under the SMBC Credit Facility in U.S Dollars and U.K. pound sterling could also be subject to a flat credit adjustment spread of 0.10% and 0.0326%, respectively, subject to compliance with a borrowing base test. On May 6, 2024, the Company entered into an amendment to the SMBC Credit Facility that, among other things, replaced the interest rate benchmark for Term Benchmark Loans (as defined in the SMBC Credit Facility) denominated in Canadian Dollars from CDOR to CORRA, which includes a credit spread adjustment of 0.29547% for one month tenor Term Benchmark Loans and 0.32138% for three month tenor Term Benchmark Loans.

The Company pays a commitment fee of 0.375% per annum on the daily unused portion of commitments under the SMBC Credit Facility. The Company is also required to pay letter of credit participation fees and a fronting fee on the daily amount of any lender’s exposure with respect to any letters of credit issued at the request of the Company under the SMBC Credit Facility. The Company may request borrowings on the SMBC Credit Facility (the “Availability Period”) through September 6, 2027 (the “Commitment Termination Date”), and the SMBC Credit Facility requires mandatory prepayment of interest and principal upon certain events during the term-out period commencing on the Commitment Termination Date. The SMBC Credit Facility matures on September 6, 2028.

As of September 30, 2024 and 2023, the Company had outstanding debt of $223,854 and $176,770, respectively, and no letters of credit outstanding under the SMBC Credit Facility.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the SMBC Facility were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$25,331	$581
Facility fees	1,523	41
Amortization of debt issuance costs	1,566	76
Total interest and other debt financing expenses	$28,420	$698
Cash paid for interest expense	$26,141	$—
Average stated interest rate(1)(2)	7.3%	7.4%
Average outstanding balance	$348,433	$31,041

(1) The average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.

(2) The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

CLO Vehicle Credit Facility: On July 1, 2023, in connection with the Share Purchase and Sale Agreement, the CLO Vehicle entered into an amended and restated credit agreement (the “CLO Vehicle Credit Facility”) by and among the CLO Vehicle, as borrower, Société Générale, as administrative agent, the lenders and the subordinated noteholders party thereto, and Wilmington Trust, National Association as collateral agent, collateral administrator, custodian and collateral custodian. On September 21, 2023, a portion of the proceeds from the 2023 Debt Securitization were used to repay all amounts outstanding on the CLO Vehicle Credit Facility, following which the agreements governing the CLO Vehicle Credit Facility were terminated. The termination of the CLO Vehicle Credit Facility resulted in a realized loss on extinguishment of debt of $1,541 for the period from June 30, 2023 (commencement of operations) to September 30, 2023, which represented the unamortized discount on the notes issued under the CLO Vehicle Credit Facility at termination.

Prior to its termination, the CLO Vehicle Credit Facility allowed the Company to borrow up to $500,000 at any one time outstanding, subject to leverage and borrowing base restrictions. The CLO Vehicle Credit Facility was secured by all of the assets held by the CLO Vehicle. Through June 7, 2024, all principal collections received on the underlying collateral could have been used by the

Company to purchase new collateral under the direction of the Investment Adviser, in its capacity as collateral manager, unless terminated earlier. The stated maturity of the CLO Vehicle Credit Facility was June 7, 2030. The applicable base rate for borrowings under the CLO Vehicle Credit Facility was Term SOFR for borrowings in U.S. dollars, CDOR for borrowings in Canadian dollars and EURIBOR for borrowings in Euros. The applicable margin on borrowings under the CLO Vehicle Credit Facility through the September 21, 2023 termination date was 2.75% per annum. The Company paid a commitment fee of 0.50% per annum on the daily unused portion of commitments under the CLO Vehicle Credit Facility.

For the period from June 30, 2023 (commencement of operations) to September 30, 2023, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the CLO Vehicle Credit Facility were as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Stated interest expense	$8,887
Facility fees	2
Amortization of debt issuance costs	39
Total interest and other debt financing expenses	$8,928
Cash paid for interest expense	$8,888
Average stated interest rate(1)(2)	8.0%
Average outstanding balance	$439,919

(1) The annualized average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.

(2) The average stated interest rate for the period from June 30, 2023 (commencement of operations) to September 30, 2023 is annualized.

The Investment Adviser served as collateral manager to the CLO Vehicle and was entitled to a fee for providing these services. The total fees payable by the Company under the Investment Advisory Agreement were reduced by an amount equal to the total aggregate fees paid to the Investment Adviser by the CLO Vehicle for rendering such collateral management services.

2027 Notes: On May 22, 2024, the Company entered into a Master Note Purchase Agreement (the “Master Note Purchase Agreement”), governing the issuance of $300,000 aggregate principal amount of 7.12% Tranche A Series 2024A Senior Notes due November 18, 2027 (the “Tranche A Notes”), $100,000 aggregate principal amount of Tranche B Floating Rate Series 2024A Senior Notes due November 18, 2027 (the “Tranche B Notes”), and €25,000 aggregate principal amount of Tranche C Floating Rate Series 2024A Senior Notes due November 18, 2027 (the “Tranche C Notes” and, together with the Tranche A Notes and Tranche B Notes, the “2027 Notes”), to qualified institutional investors in a private placement. The Tranche A Notes bear interest at a rate equal to 7.12% per annum that is payable semi-annually on February 5 and August 5 of each year. The Tranche B Notes bear interest at a rate equal to Term SOFR plus 2.63% that is payable quarterly on February 5, May 5, August 5 and November 5 of each year. The Tranche C Notes bear interest at a rate equal to EURIBOR plus 2.29% that is payable semi-annually on February 5 and August 5 of each year.

The 2027 Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if applicable, a make-whole premium. In addition, the Company is obligated to offer to prepay the 2027 Notes at par plus accrued and unpaid interest up to, but excluding, the date of prepayment, if certain change in control events occur. The 2027 Notes are general unsecured obligations of the Company that rank pari-passu, or equal in right of payment, with all outstanding and future unsecured and unsubordinated indebtedness issued by the Company.

On May 8, 2024, the Company entered into interest rate swap agreements on the 2027 Notes with SMBC and Macquarie as counterparties. Under the terms of the interest rate swap agreements, the Company (i) receives a fixed interest rate of 7.12% and pays SMBC a floating interest rate of three-month Term SOFR plus 2.5975% on the first $225,000 of the Tranche A Notes and (ii) receives a fixed interest rate of 7.12% and pays Macquarie a floating interest rate of three-month Term SOFR plus 2.644% on the second $75,000 of the Tranche A Notes. The interest rate swap agreements were effective as of May 22, 2024. The Company designated these interest rate swaps and the 2027 Notes as a qualifying fair value hedge accounting relationship. See Note 5 for more information.

For the year ended September 30, 2024, the components of interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the 2027 Notes were as follows:

Year ended
September 30,
2024
Stated interest expense	$11,162
Net contractual interest rate swap expense	1,005
Net (gain)/loss related to fair value hedge	(3,999)
Amortization of debt issuance costs	636
Total interest and other debt financing expenses	$8,804
Cash paid for interest expense	$4,666
Average interest rate swap and stated interest rate(1)	7.9%
Average outstanding balance	$154,022

(1) The average stated interest rate reflects the translation of the stated interest expense and borrowings in foreign currencies to U.S. dollars.

2029 Notes: On September 12, 2024, the Company issued $500,000 in aggregate principal amount of unsecured notes (the “2029 Notes”). As of September 30, 2024, the outstanding aggregate principal amount of the 2029 Notes was $500,000. The 2029 Notes bear interest at a rate of 5.800% per year payable semi-annually on March 12 and September 12 of each year, commencing on March 12, 2025. The 2029 Notes mature on September 12, 2029.

The 2029 Notes are the Company’s general unsecured obligations that rank senior in right of payment to all of the Company’s future indebtedness or other obligations that are expressly subordinated, or junior, in right of payment to the 2029 Notes. The 2029 Notes rank equally in right of payment with all of the Company’s existing and future senior liabilities that are not so subordinated, effectively junior to all of the Company’s existing and future secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and structurally junior to all existing and future indebted (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

At any time or from time to time, the Company may redeem some or all of the 2029 Notes at a redemption price equal to the greater of (1) 100% of the principal amount of the 2029 Notes to be redeemed or (2) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on the 2029 Notes on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) using the applicable Treasury Rate plus 40 basis points less interest accrued to the date of redemption. If the Company redeems any 2029 Notes on or after August 12, 2029 (the date falling one month prior to the maturity date of the 2029 Notes), the redemption price for the 2029 Notes will be equal to 100% of the principal amount of the 2029 Notes to be redeemed, plus accrued and unpaid interest thereon to the redemption date. No sinking fund is provided for the 2029 Notes.

On September 5, 2024, the Company entered into interest rate swap agreements on the 2029 Notes with Regions and Macquarie as counterparties. Under the interest rate swap agreements, the Company (i) receives a fixed interest rate of 6.046% and pays Regions a floating interest rate of three-month Term SOFR plus 2.7875% on the first $350,000 of the 2029 Notes and (ii) receives a fixed interest rate of 6.046% and pays Macquarie a floating interest rate of three-month Term SOFR plus 2.770% on the second $150,000 of the 2029 Notes. The interest rate swap agreements were effective as of September 12, 2024. The Company designated these interest rate swaps and the 2029 Notes as a qualifying fair value hedge accounting relationship. See Note 5 for more information.

For the year ended September 30, 2024, the components of interest expense, average stated interest rates and average outstanding balances for the 2029 Notes were as follows:

Year ended
September
30, 2024
Stated interest expense	$1,531
Net contractual interest rate swap expense	445
Net (gain)/loss related to fair value hedge	2,379
Accretion of discounts on notes issued	54
Amortization of debt issuance costs	61
Total interest and other debt financing expenses	$4,470
Average interest rate swap and stated interest rate	7.6%
Average outstanding balance	$25,957

Adviser Revolver: The Company has entered into the Adviser Revolver with the Investment Adviser pursuant to which, as of September 30, 2024, permitted the Company to borrow up to $300,000 in U.S. dollars and certain agreed upon foreign currencies and which had a maturity date of July 3, 2026. The Adviser Revolver bears an interest rate equal to the short-term Applicable Federal Rate (“AFR”). The short-term AFR as of September 30, 2024 was 4.5%. Through a series of amendments on December 19, 2023, March 21, 2024 and June 21, 2024, the Company increased the borrowing capacity on the Adviser Revolver from $50,000 to $300,000. As of September 30, 2024 and 2023, the Company had no outstanding debt under the Adviser Revolver.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the stated interest expense, cash paid for interest expense, average stated interest rates and average outstanding balances for the Adviser Revolver were as follows:

		Period from June 30, 2023
	Year ended	(commencement of operations)
	September 30, 2024	to September 30, 2023
Stated interest expense	$22	$238
Cash paid for interest expense	22	238
Annualized average stated interest rate	5.0%	4.5%
Average outstanding balance	$438	$21,086

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the average total debt outstanding was $926,243 and $535,035, respectively.

For the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023, the effective annualized average interest rate, which includes amortization of debt financing costs, non-usage facility fees and the net contractual interest rate swap expense on the 2027 Notes and 2029 Notes but excluding the net gain/(loss) related to the fair value hedges associated with the 2027 Notes and 2029 Notes, on the Company’s total debt was 8.1% and 7.9%, respectively.

A summary of the Company’s maturity requirements for borrowings as of September 30, 2024 is as follows:

	Payments Due by Period
		Less Than			More Than
	Total	1 Year	1 – 3 Years	3 – 5 Years	5 Years
2023 Debt Securitization(1)	$432,942	$—	$—	$—	$432,942
SMBC Credit Facility	223,854	—	—	223,854	—
2027 Notes(2)	436,712	—	—	436,712	—
2029 Notes(1)(2)	494,984	—	—	494,984	—
Total borrowings	$1,588,492	$—	$—	$1,155,550	$432,942
(1)	Represents principal outstanding plus unamortized premium and / or unaccreted original issue discount.
(2)	Carrying value is inclusive of an adjustment for the change in fair value of an effective hedge accounting relationship. See Note 5 for additional information.